Derivative Instruments and Hedging Activities (Classification within the Condensed Consolidated Statements of Results of Operations or Balance Sheets of the Gains and Losses) (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Other Noncurrent Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	$ 0.0	$ 0.6